Commitments and contingencies: (Details Textual) $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 21, 2015 MXN ($)	May 21, 2015 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Contingent rents recognised as expense	$ 444,000	$ 21,547
Lease and sublease payments recognised as expense			$ 5,019	$ 4,825	$ 4,084
Explanation of contractual obligations to purchase, construct or develop investment property or for repairs, maintenance or enhancements			Pursuant to the terms for the purchase of the land in Huatulco that occurred in October 2008, the Company has the obligation to build 450 hotel rooms, for which purpose the Company will enter into agreements with third parties to develop the comprehensive tourism plan without a specific due date.
Aeropuerto de Cancun, S. A. de C. V. [member]
Description of nature of obligation, contingent liabilities in business combination			At the time that the Company was carrying out the competitive bidding process for the sale of shares of the Airport Groups, the SCT established and communicated that concessionaires could amortize for tax purposes the value of the concession up to 15% a year. In February 2012, the SCT estimated an amount due payable by Cancún in the amount of Ps.865 million pesos against the ruling in question, because it considered that the determination of the 15% amortization was not valid in 2006 and 2007.
Aeropuerto de Cancun, S. A. de C. V. [member] | Legal proceedings contingent liability [member]
Legal proceedings provision			$ 116
Aeropuerto de Cancun, S. A. de C. V. [member] | Contingent liability arising from post-employment benefit obligations [member]
Legal proceedings provision			$ 20